Warrants (Details 1)	9 Months Ended
Aug. 31, 2018 shares
Outstanding, Beginning	713,651
Issued	485,832
Expired	(236,174)
Outstanding, Ending	963,309
March 2013 Warrants [Member]
Outstanding, Beginning	149,174
Issued	0
Expired	(149,174)
Outstanding, Ending	0
July 2013 Warrants [Member]
Outstanding, Beginning	87,000
Issued	0
Expired	(87,000)
Outstanding, Ending	0
June 2016 Warrants [Member]
Outstanding, Beginning	277,478
Issued	0
Expired	0
Outstanding, Ending	277,478
October 2017 Warrants [Member]
Outstanding, Beginning	181,818
Issued	0
Expired	0
Outstanding, Ending	181,818
October 2017 Placement Agent Warrants [Member]
Outstanding, Beginning	18,181
Issued	0
Expired	0
Outstanding, Ending	18,181
March 2018 Warrants [Member]
Outstanding, Beginning	0
Issued	441,666
Expired	0
Outstanding, Ending	441,666
March 2018 Placement Agent Warrants [Member]
Outstanding, Beginning	0
Issued	44,166
Expired	0
Outstanding, Ending	44,166